Cover	Jan. 22, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 22, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-39500
Entity Registrant Name	Creatd, Inc.
Entity Central Index Key	0001357671
Entity Tax Identification Number	87-0645394
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	419 Lafayette Street
Entity Address, Address Line Two	6th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10003
City Area Code	929
Local Phone Number	504-3090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false